Schedule of movement in allowance for doubtful security deposits (Details) (Parenthetical) - INR (₨)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other Financial Assets Current
Provision of impairment loans		₨ 1,000